Profit Sharing Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Profit Sharing Plans [Abstract]
Defined Contribution Plan Employer Match, Percentage Upto ALimit of Employee Compensation	50.00%
Defined Contribution Plan, Maximum Percentage of Participant Compensation, Eligible for Full Employer Match	6.00%
Defined Contribution Plan, Period over which Employer Match Vest	4 years
Defined Contribution Plan, Cost Recognized	$ 3.9	$ 3.2	$ 0.9